Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	jhiismcpgrf-20180327_SupplementTextBlock

Prospectus Supplement

John Hancock Funds II
Supplement dated March 27, 2018 to the current prospectus

Small Cap Growth Fund (the fund)

Effective immediately, the "Annual fund operating expenses" table and the "Expense example" table in the "Fund summary" section are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A	C	I	R6
Management fee[1]	0.88	0.88	0.88	0.88
Distribution and service (Rule 12b-1) fees	0.25[2]	1.00	0.00	0.00
Other expenses[3]	0.18	0.18	0.18	0.08
Acquired fund fees and expenses[4]	0.01	0.01	0.01	0.01
Total annual fund operating expenses[5]	1.32	2.07	1.07	0.97

1	"Management fee" has been restated to reflect the contractual management fee schedule effective December 26, 2017.
2	"Distribution and service (Rule 12b-1) fees" have been restated to reflect the Rule 12b-1 plan fee schedule effective March 27, 2018.
3	"Other expenses," such as expected transfer agency expenses, have been estimated for the first year of operations of the fund's Class A, Class C, Class I, and Class R6 shares.
4	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
5
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	A	C		I	R6
		Sold	Not Sold
1 year	628	310	210	109	99
3 years	897	649	649	340	309
5 years	1,187	1,114	1,114	590	536
10 years	2,011	2,400	2,400	1,306	1,190

(John Hancock Small Cap Growth Fund - Classes A, C, I and R6) | (John Hancock Small Cap Growth Fund)
Prospectus:	rr_ProspectusTable
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses," such as expected transfer agency expenses, have been estimated for the first year of operations of the fund's Class A, Class C, Class I, and Class R6 shares.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Not Sold
(John Hancock Small Cap Growth Fund - Classes A, C, I and R6) | (John Hancock Small Cap Growth Fund) | Class A
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	0.88%	[1]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other expenses	rr_OtherExpensesOverAssets	0.18%	[3]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.32%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 628
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	897
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,187
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,011
(John Hancock Small Cap Growth Fund - Classes A, C, I and R6) | (John Hancock Small Cap Growth Fund) | Class C
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	0.88%	[1]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.18%	[3]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.07%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 310
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	649
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,114
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,400
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	210
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	649
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,114
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,400
(John Hancock Small Cap Growth Fund - Classes A, C, I and R6) | (John Hancock Small Cap Growth Fund) | Class I
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	0.88%	[1]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.18%	[3]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.07%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 109
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	340
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	590
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,306
(John Hancock Small Cap Growth Fund - Classes A, C, I and R6) | (John Hancock Small Cap Growth Fund) | Class R6
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	0.88%	[1]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.08%	[3]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.97%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	309
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	536
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,190

[1]	"Management fee" has been restated to reflect the contractual management fee schedule effective December 26, 2017.
[2]	"Distribution and service (Rule 12b-1) fees" have been restated to reflect the Rule 12b-1 plan fee schedule effective March 27, 2018.
[3]	"Other expenses," such as expected transfer agency expenses, have been estimated for the first year of operations of the fund's Class A, Class C, Class I, and Class R6 shares.
[4]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[5]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."